Risk management - Foreign exchange sensitivity (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
US Dollar
Currency sensitivity
Percentage of reasonably possible increase in exchange rate	10.00%	13.00%
Effect on profit before tax of increase in exchange rate	₽ 192	₽ 147
Percentage of reasonably possible decrease in exchange rate	(10.00%)	(11.00%)
Effect on profit before tax of decrease in exchange rate	₽ (192)	₽ (124)
Euro
Currency sensitivity
Percentage of reasonably possible increase in exchange rate	10.00%	13.00%
Effect on profit before tax of increase in exchange rate	₽ (2)	₽ 192
Percentage of reasonably possible decrease in exchange rate	(10.00%)	(11.00%)
Effect on profit before tax of decrease in exchange rate	₽ 2	₽ (162)